UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23475

aLTSHARES TRUST

(exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue

42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-955-1607

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Report to Shareholders.

AltShares Trust

ADVISED BY WATER ISLAND CAPITAL

AltShares Trust Semi-Annual Report

November 30, 2023

AltShares Merger Arbitrage ETF
(NYSE Arca, Inc. Symbol: ARB)

AltShares Event-Driven ETF
(NYSE Arca, Inc. Symbol: EVNT)

TABLE OF CONTENTS

AltShares Merger Arbitrage ETF
Portfolio Information	1
Portfolio of Investments	4
AltShares Event-Driven ETF
Portfolio Information	12
Portfolio of Investments	15
Statement of Assets and Liabilities	25
Statement of Operations	26
Statement of Changes in Net Assets	27
Financial Highlights
AltShares Merger Arbitrage ETF	28
AltShares Event-Driven ETF	29
Notes to Financial Statements	30
Disclosure of Fund Expenses	47
Additional Information	49

AltShares Merger Arbitrage ETF  Portfolio Information

November 30, 2023

Performance (annualized returns as of November 30, 2023)

Net asset value ("NAV") represents the value of each share's portion of the Fund's underlying net assets (including cash) at the end of the trading day. Market price represents the mid-point between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated (usually 4:00 pm Eastern time).

	One Year	Five Year	Ten Year	Since Inception
AltShares Merger Arbitrage ETF* NAV Returns	3.06%	—	—	3.59%
AltShares Merger Arbitrage ETF* Market Price Returns	3.02%	—	—	3.58%
ICE BofA 3-Month Treasury Bill Index	4.91%	—	—	1.70%
Water Island Merger Arbitrage USD Hedged Index	6.32%	—	—	4.94%

* Fund inception: 5/7/2020.

Current performance may be lower or higher than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. The performance data does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. The performance data reflects fee waivers in effect at the time. If fee waivers were not in place, the performance depicted would be lower.You can obtain performance data current to the most recent month-end by calling 1-855-955-1607.

The Total Annual Fund Operating Expense ratio for the Fund is 0.77%. The expense ratio is as stated in the current prospectus and may differ from the expense ratio disclosed in the financial highlights in this report. Water Island Capital, LLC, the Fund's adviser ("Adviser"), has voluntarily agreed to reduce the Fund's advisory fee from 0.75% to 0.55% when the Fund's assets are under $100 million and to 0.65% when the Fund's assets are $100 million or more but less than $200 million. This voluntary arrangement may be eliminated by the Adviser at any time. A contractual fee waiver of 0.20% was in effect from January 31, 2022 to September 30, 2022.

The ICE BofA U.S. 3-Month Treasury Bill Index (formerly named, ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index) tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

The Water Island Merger Arbitrage USD Hedged Index ("Underlying Index") is comprised of securities of U.S. and foreign companies of any market capitalization, which may from time to time include small and medium capitalization companies.

An investor may not invest directly in an index.

AltShares Merger Arbitrage ETF Risks: Investments are subject to risk, including possible loss of principal. There can be no assurance that the Fund will achieve its investment objectives. The Fund is non-diversified and is expected to be concentrated in certain industries and sectors to the same

Semi-Annual Report | November 30, 2023

AltShares Merger Arbitrage ETF  Portfolio Information (continued)

November 30, 2023

extent as the Underlying Index and may be more sensitive to market or other developments that significantly affect those industries.

The Fund uses investment techniques with risks that are different from those ordinarily associated with equity investments. Such risks include merger arbitrage risk (in that the proposed reorganizations in which the Fund invests maybe renegotiated or terminated, in which case the Fund may realize losses) and short sale risk (in that the Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls). Short sales by the Fund theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

The Fund may invest in derivatives (such as forwards, futures including foreign forward currency contracts, options and swaps), which may cause the Fund to be susceptible to credit risk and currency fluctuations. Derivatives may be more sensitive to changes in market conditions and may amplify the risk of loss for the Fund. The Fund may experience high portfolio turnover which could result in higher transaction costs and taxes.

Shares of the Fund may be bought or sold throughout the day at their market price on the exchange on which they are listed. The market price of fund shares may be at, above, or below their NAV and will fluctuate with changes in the NAV as well as with supply and demand in the market for the shares. The market price of fund shares may differ significantly from their NAV during periods of market volatility. Shares of the Fund may only be redeemed directly with the Fund at NAV by Authorized Participants, in large creation units. There can be no guarantee that an active trading market for fund shares will develop or be maintained or that their listing will continue or remain unchanged. Buying or selling fund shares on an exchange may require the payment of brokerage commissions and frequent trading may incur brokerage costs that detract significantly from investment returns.

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the shares of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio Information (continued)

November 30, 2023

Sector Weighting

The following chart shows the sector weightings of the AltShares Merger Arbitrage ETF's investments (including short sales and excluding derivatives) as of the report date.

* Concentration Risk: The Fund may invest a large portion of its assets in securities of issuers in a single industry to approximately the same extent that the Fund's Underlying Index concentrates in the securities of the same industry. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Semi-Annual Report | November 30, 2023

AltShares Merger Arbitrage ETF  Portfolio of Investments

November 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.88%
Aerospace & Defense - 0.53%
OHB SE(a)	7,783	$359,374
Apparel - 1.99%
Capri Holdings Ltd.(a)	27,689	1,341,255
Banks - 1.21%
American National Bankshares, Inc.(b)	5,339	217,031
Capstar Financial Holdings, Inc.(b)	36,319	596,721
		813,752
Biotechnology - 20.40%
Abcam PLC, ADR(a)	178,549	4,279,820
Mirati Therapeutics, Inc.(a)(b)	51,826	2,941,125
Olink Holding AB, ADR(a)	112,912	2,918,775
Orchard Therapeutics PLC, ADR(a)	16,676	270,318
Seagen, Inc.(a)(b)	15,543	3,313,923
		13,723,961
Commercial Services - 3.37%
Caverion Oyj	785	7,263
SP Plus Corp.(a)(b)	44,163	2,258,937
		2,266,200
Computers & Computer Services - 0.60%
Kin & Carta PLC(a)	309,411	402,334
Diversified Financial Services - 1.41%
Greenhill & Co., Inc.	63,252	948,148
Energy - Alternate Sources - 0.53%
Opdenergy Holdings SA(a)	56,687	357,882
Food - 0.68%
Hotel Chocolat Group PLC(a)	98,959	458,496
Food Service - 4.50%
Sovos Brands, Inc.(a)(b)	138,174	3,027,392
Healthcare - Services - 3.51%
Amedisys, Inc.(a)(b)	25,242	2,362,146
Insurance - 3.32%
National Western Life Group, Inc., Class A(b)	4,659	2,234,596
Investment Company Security - 0.36%
Gresham House PLC	17,435	242,669

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.88% (Continued)
Iron/Steel - 0.58%
Kloeckner & Co. SE	37,293	$392,133
Lodging - 2.65%
Bluegreen Vacations Holding Corp.(b)	23,942	1,784,158
Miscellaneous Manufacturing - 1.80%
H2O Innovation, Inc.(a)	389,376	1,213,796
Oil & Gas - 12.37%
Hess Corp.(b)	29,561	4,155,094
Pioneer Natural Resources Co.(b)	17,987	4,166,509
		8,321,603
Packaging & Containers - 1.13%
Westrock Co.(b)	18,456	759,834
Pharmaceuticals - 3.89%
Dechra Pharmaceuticals PLC	54,244	2,618,687
Pipelines - 2.09%
Holly Energy Partners LP	68,705	1,405,017
Real Estate Investment Trusts - 8.97%
RPT Realty	144,866	1,683,343
Spirit Realty Capital, Inc.	105,383	4,352,318
		6,035,661
Retail - 3.36%
Chico's FAS, Inc.(a)	299,771	2,260,273
Software - 6.72%
LiveVox Holdings, Inc.(a)(b)	75,723	278,661
Splunk, Inc.(a)	28,021	4,246,302
		4,524,963
Telecommunications - 0.91%
Consolidated Communications Holdings, Inc.(a)(b)	142,416	612,389
GCI Liberty, Inc.(a)(c)	2,728	—
		612,389
TOTAL COMMON STOCKS (Cost $57,756,419)		58,466,719

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 9.73%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	5.254	%(d)	3,272,110	$3,272,110
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.431	%(d)	3,272,110	3,272,110
				6,544,220
TOTAL SHORT-TERM INVESTMENTS (Cost $6,544,220)				6,544,220
Total Investments - 96.61% (Cost $64,300,639)				65,010,939
Other Assets in Excess of Liabilities - 3.39%(e)				2,281,138
NET ASSETS - 100.00%				$67,292,077

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At November 30, 2023, the aggregate fair market value of those securities was $18,738,882, representing 27.85% of net assets.

(c)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2023, the total fair market value of these securities was $0, representing 0.0% of net assets.

(d)  Rate shown is the 7-day effective yield as of November 30, 2023.

(e)  Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (1.15%)
COMMON STOCKS SOLD SHORT - (1.15%)
Banks - (0.11%)
Old National Bancorp	(5,132)	$(76,415)
Forest Products & Paper - (1.04%)
Smurfit Kappa Group PLC	(18,456)	(699,110)
TOTAL SECURITIES SOLD SHORT (Proceeds $675,813)		$(775,525)

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	HF Sinclair Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	05/06/2024	$—	$—	$8,959	USD	1,144,784	$8,959
Morgan Stanley & Co./ Upon Termination	Exxon Mobil Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	05/06/2024	—	—	184,792	USD	4,480,454	184,792
						$193,751			$193,751
Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Atlantic Union Bankshares Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	05/06/2024	$—	$—	$(10,475)	USD	210,516	$(10,475)
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	05/06/2024	—	—	(21,189)	USD	4,329,604	(21,189)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Kimco Realty Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	05/06/2024	$—	$—	$(161,545)	USD	1,649,918	$(161,545)
Morgan Stanley & Co./ Upon Termination	Realty Income Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	05/06/2024	—	—	(203,110)	USD	4,129,338	(203,110)
Morgan Stanley & Co./ Upon Termination	Old National Bancorp	Received 1 Month- Federal Rate Minus 40bps (4.930%)	05/06/2024	—	—	(27,936)	USD	520,299	(27,936)
						$(424,255)			$(424,255)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	376,720	USD	275,973	Morgan Stanley & Co.	12/15/2023	$1,709
USD	1,084,852	CAD	1,468,140	Morgan Stanley & Co.	12/15/2023	2,684
CHF	187,600	USD	209,588	Morgan Stanley & Co.	12/15/2023	4,901
DKK	12,852,900	USD	1,820,922	Morgan Stanley & Co.	12/15/2023	56,871
EUR	2,838,480	USD	3,008,947	Morgan Stanley & Co.	12/15/2023	82,183
GBP	2,653,800	USD	3,237,337	Morgan Stanley & Co.	12/15/2023	113,222
NOK	16,266,300	USD	1,471,947	Morgan Stanley & Co.	12/15/2023	31,936
USD	1,522,743	NOK	16,266,300	Morgan Stanley & Co.	12/15/2023	18,859
						$312,365

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	1,198,710	USD	886,747	Morgan Stanley & Co.	12/15/2023	$(3,177)
USD	1,273,798	CAD	1,746,560	Morgan Stanley & Co.	12/15/2023	(13,592)
USD	210,301	CHF	187,600	Morgan Stanley & Co.	12/15/2023	(4,186)
USD	1,852,357	DKK	12,852,900	Morgan Stanley & Co.	12/15/2023	(25,437)
EUR	404,080	USD	444,879	Morgan Stanley & Co.	12/15/2023	(4,833)
USD	4,586,097	EUR	4,270,280	Morgan Stanley & Co.	12/15/2023	(64,275)
GBP	1,257,900	USD	1,597,081	Morgan Stanley & Co.	12/15/2023	(8,917)
USD	8,539,897	GBP	6,872,200	Morgan Stanley & Co.	12/15/2023	(136,613)
						$(261,030)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	74.53%
United Kingdom	12.29%
Sweden	4.34%
British Virgin Islands	1.99%
Canada	1.80%
Germany	1.12%
Spain	0.53%
Finland	0.01%
Other Assets in Excess of Liabilities	3.39%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

ADR - American Depositary Receipt

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CHF - Swiss franc

DKK - Danish krone

EUR - Euro

GBP - British pound

LP - Limited Partnership

Ltd. - Limited

NOK - Norwegian krone

Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

USD - United States Dollar

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

The following table summarizes AltShares Merger Arbitrage ETF's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2023:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$359,374	$—	$—	$359,374
Apparel	1,341,255	—	—	1,341,255
Banks	813,752	—	—	813,752
Biotechnology	13,723,961	—	—	13,723,961
Commercial Services	2,266,200	—	—	2,266,200
Computers & Computer Services	402,334	—	—	402,334
Diversified Financial Services	948,148	—	—	948,148
Energy - Alternate Sources	357,882	—	—	357,882
Food	458,496	—	—	458,496
Food Service	3,027,392	—	—	3,027,392
Healthcare - Services	2,362,146	—	—	2,362,146
Insurance	2,234,596	—	—	2,234,596
Investment Company Security	242,669	—	—	242,669
Iron/Steel	392,133	—	—	392,133
Lodging	1,784,158	—	—	1,784,158
Miscellaneous Manufacturing	1,213,796	—	—	1,213,796
Oil & Gas	8,321,603	—	—	8,321,603
Packaging & Containers	759,834	—	—	759,834
Pharmaceuticals	2,618,687	—	—	2,618,687
Pipelines	1,405,017	—	—	1,405,017
Real Estate Investment Trusts	6,035,661	—	—	6,035,661
Retail	2,260,273	—	—	2,260,273
Software	4,524,963	—	—	4,524,963
Telecommunications	612,389	—	0	612,389
Short-Term Investments	6,544,220	—	—	6,544,220
TOTAL	$65,010,939	$—	$0	$65,010,939

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

Other Financial Instruments***	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$312,365	$—	$312,365
Equity Swaps	193,751	—	—	193,751
Liabilities
Common Stocks**	(775,525)	—	—	(775,525)
Forward Foreign Currency Exchange Contracts	—	(261,030)	—	(261,030)
Equity Swaps	(424,255)	—	—	(424,255)
TOTAL	$(1,006,029)	$51,335	$—	$(954,694)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2023:

Investments in Securities	Balance as of May 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers out of Level 3	Balance as of November 30, 2023	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2023
Common Stock	$0	$—	$—	$—	$—	$—	$0	$—
Total	$0	$—	$—	$—	$—	$—	$0	$—

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2023:

Investments in Securities	Fair Value at November 30, 2023	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$0	Value of future recovery	Value of future recovery	$0	$0.00

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

AltShares Event-Driven ETF  Portfolio Information

November 30, 2023

Performance (annualized returns as of November 30, 2023)

Net asset value ("NAV") represents the value of each share's portion of the Fund's underlying net assets (including cash) at the end of the trading day. Market price represents the mid-point between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated (usually 4:00 pm Eastern time).

	One Year	Five Year	Ten Year	Since Inception
AltShares Event-Driven ETF* NAV Returns	5.88%	8.13%	—	4.37%
AltShares Event-Driven ETF* Market Price Returns	5.76%	8.18%	—	4.39%
ICE BofA 3-Month Treasury Bill Index	4.91%	1.82%	—	1.35%
Standard & Poor's 500 Index®	13.84%	12.51%	—	11.28%

* Fund inception: 12/31/2014 (the inception date of the Predecessor Mutual Fund).

Current performance may be lower or higher than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. The performance data does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. You can obtain performance data current to the most recent month-end by calling 1-855-955-1607.

The Total Annual Fund Operating Expense ratio for the Fund is 1.29%. The expense ratio is as stated in the current prospectus and may differ from the expense ratio disclosed in the financial highlights in this report. Inception of the Predecessor Mutual Fund is used for since inception returns. Performance for periods prior to May 12, 2019, does not reflect the Fund's current investment strategy. The performance of the Predecessor Mutual Fund reflects fee waivers that were in effect (Note 5). If fee waivers had not been in place, the performance depicted for the Predecessor Mutual Fund would have been reduced.

The ICE BofA U.S. 3-Month Treasury Bill Index (formerly named, ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index) tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

The Standard and Poor's 500, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the United States. The S&P 500 is not intended to, and does not, parallel the risk or investment style of the Fund's investment strategy.

An investor may not invest directly in an index.

The Fund has adopted the performance history and assumed the financial information of its Predecessor Mutual Fund, the Water Island Long/Short Fund. The financial information shown is for the Predecessor Mutual Fund for the periods prior to September 20, 2021, the inception date of the Fund. (Note 1)

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio Information (continued)

November 30, 2023

AltShares Event-Driven ETF Risks: Investments are subject to risk, including possible loss of principal. There can be no assurance that the Fund will achieve its investment objectives. The Fund is non-diversified and is expected to be concentrated in certain industries and sectors and may be more sensitive to market or other developments that significantly affect those industries.

The Fund uses investment techniques with risks that are different from those ordinarily associated with equity investments. Such risks include merger arbitrage risk (in that the proposed reorganizations in which the Fund invests maybe renegotiated or terminated, in which case the Fund may realize losses) and short sale risk (in that the Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls). Short sales by the Fund theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

The Fund may invest in derivatives (such as forwards, futures including foreign forward currency contracts, options and swaps), which may cause the Fund to be susceptible to credit risk and currency fluctuations. Derivatives may be more sensitive to changes in market conditions and may amplify the risk of loss for the Fund. The Fund may experience high portfolio turnover which could result in higher transaction costs and taxes.

Shares of the Fund may be bought or sold throughout the day at their market price on the exchange on which they are listed. The market price of fund shares may be at, above, or below their NAV and will fluctuate with changes in the NAV as well as with supply and demand in the market for the shares. The market price of fund shares may differ significantly from their NAV during periods of market volatility. Shares of the Fund may only be redeemed directly with the Fund at NAV by Authorized Participants, in large creation units. There can be no guarantee that an active trading market for fund shares will develop or be maintained or that their listing will continue or remain unchanged. Buying or selling fund shares on an exchange may require the payment of brokerage commissions and frequent trading may incur brokerage costs that detract significantly from investment returns.

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the shares of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report | November 30, 2023

AltShares Event-Driven ETF  Portfolio Information (continued)

November 30, 2023

Sector Weighting

The following chart shows the sector weightings of the AltShares Event Driven ETF's investments (including short sales and excluding derivatives) as of the report date.

* Concentration Risk: If a large percentage of mergers or event-driven investment opportunities taking place within the U.S. are within one industry over a given period of time, the Fund may invest a large portion of its assets in securities of issuers in a single industry for that period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

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AltShares Event-Driven ETF  Portfolio of Investments

November 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.25%
Apparel - 4.10%
Capri Holdings Ltd.(a)(b)	2,000	$96,880
VF Corp.	1,750	29,277
		126,157
Biotechnology - 16.39%
Abcam PLC, ADR(a)	2,750	65,918
Amarin Corp. PLC, ADR(a)(b)	6,200	4,848
Aura Biosciences, Inc.(a)(b)	5,800	46,516
ImmunoGen, Inc.(a)	1,000	29,350
Mirati Therapeutics, Inc.(a)(b)	1,500	85,125
Olink Holding AB, ADR(a)	4,766	123,201
Seagen, Inc.(a)(b)	700	149,247
		504,205
Commercial Services - 5.48%
Moneylion, Inc.(a)(c)	269	11,088
PayPal Holdings, Inc.(a)(b)	258	14,864
Textainer Group Holdings Ltd.	2,900	142,767
		168,719
Electric - 1.49%
PNM Resources, Inc.	1,102	45,810
Entertainment - 2.45%
Caesars Entertainment, Inc.(a)(b)	900	40,248
Cineplex, Inc.(a)	6,000	35,197
		75,445
Food Service - 2.85%
Sovos Brands, Inc.(a)(b)	4,000	87,640
Healthcare - Products - 0.83%
Pacific Biosciences of California, Inc.(a)(b)	3,000	25,440
Healthcare - Services - 1.12%
Amedisys, Inc.(a)(b)	367	34,344
Insurance - 3.12%
National Western Life Group, Inc., Class A(b)	200	95,926
Internet - 1.68%
Adevinta ASA(a)	5,000	51,664
Lodging - 1.02%
Marcus Corp.	2,250	31,297

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.25% (Continued)
Machinery - Construction & Mining - 0.75%
Bloom Energy Corp., Class A(a)(b)	1,600	$23,104
Media - 5.61%
Walt Disney Co.(a)(b)	600	55,614
TEGNA, Inc.(b)	3,875	59,404
Warner Bros Discovery, Inc.(a)	1,550	16,197
Paramount Global, Class B(b)	1,543	22,173
DISH Network Corp., Class A(a)(b)	5,200	19,032
		172,420
Oil & Gas - 8.10%
Hess Corp.(b)	784	110,199
Pioneer Natural Resources Co.(b)	600	138,984
		249,183
Packaging & Containers - 2.01%
Westrock Co.	1,500	61,755
Pharmaceuticals - 2.39%
Bayer AG, ADR(b)	4,050	34,506
Dechra Pharmaceuticals PLC	806	38,911
		73,417
Pipelines - 2.99%
Holly Energy Partners LP(b)	4,500	92,025
Real Estate Investment Trusts - 9.13%
Crown Castle, Inc.(d)	500	58,640
RPT Realty	12,000	139,440
Spirit Realty Capital, Inc.	2,000	82,600
		280,680
Retail - 0.35%
Foot Locker, Inc.	400	10,772
Semiconductors - 5.80%
Broadcom, Inc.	82	75,648
Intel Corp.(b)	800	35,760
Silicon Motion Technology Corp., ADR	1,137	66,855
		178,263
Software - 5.42%
EngageSmart, Inc.(a)(b)	2,000	45,620
Splunk, Inc.(a)(b)	800	121,232
		166,852

See Notes to Financial Statements.

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AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.25% (Continued)
Transportation - 1.17%
Euronav NV(a)(b)	2,000	$35,980
TOTAL COMMON STOCKS (Cost $2,699,736)		2,591,098

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 2.42%
Chemicals - 0.90%
Valvoline, Inc.(e)	02/15/2030	4.250%	$28,000	$27,663
Oil & Gas - 1.52%
PDC Energy, Inc.	05/15/2026	5.750%	47,000	46,810
TOTAL CORPORATE BONDS (Cost $74,586)				74,473
CONVERTIBLE CORPORATE BONDS - 0.75%
Auto Manufacturers - 0.00%(f)
Lightning eMotors, Inc.(e)	05/15/2024	7.500%	365	17
Healthcare - Services - 0.75%
UpHealth, Inc.(e)	06/15/2026	6.250%	31,000	22,940
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $31,365)				22,957

	Shares	Value
WARRANTS(a) - 0.00%(f)
Commercial Services - 0.00%(f)
Moneylion, Inc., Exercise Price $11.50, Expires 09/22/2026	440	$31
TOTAL WARRANTS (Cost $0)		31
PRIVATE INVESTMENTS(a)(c)(g)(h) - 0.01%
Fast Sponsor Capital	400	400
TOTAL PRIVATE INVESTMENTS (Cost $414)		400

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

	Shares	Value
RIGHTS(a) - 0.15%
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(c)(g)	2,000	$794
Contra Abiomed, Inc. CVR, Expires 12/31/2030(c)	200	350
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(c)(g)	415	958
Contra Amryt Pharma PLC CVR, Expires 12/31/2024(c)(g)	7,245	123
Contra Amryt Pharma PLC CVR, Expires 12/31/2024(c)(g)	7,245	185
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(c)(g)	639	2,104
TOTAL RIGHTS (Cost $4,154)		4,514

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.00%(f)
Call Option Purchased - 0.00%(f)
MaxLinear, Inc.	12/2023	$25.00	$1,873	1	$0
TOTAL PURCHASED OPTIONS (Cost $132)					0

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 15.15%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	5.254	%(i)	232,879	$232,879
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.431	%(i)	232,878	232,878
				465,757
TOTAL SHORT-TERM INVESTMENTS (Cost $465,757)				465,757
Total Investments - 102.73% (Cost $3,276,144)				3,159,230
Liabilities in Excess of Other Assets - (2.73)%(j)				(83,834)
NET ASSETS - 100.00%				$3,075,396

See Notes to Financial Statements.

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AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At November 30, 2023, the aggregate fair market value of those securities was $847,255, representing 27.55% of net assets.

(c)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,002 or 0.52% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	$740
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	204
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	01/09/2023	892
Contra Amryt Pharma PLC CVR, Expires 12/31/2024	04/13/2023	181
Contra Amryt Pharma PLC CVR, Expires 12/31/2024	04/13/2023	181
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	1,956
Fast Sponsor Capital	08/18/2020	414
Moneylion, Inc.	09/14/2021	61,120
Total		$65,688

(d)  Underlying security for a written/purchased call/put option.

(e)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2023, these securities had a total value of $50,620 or 1.65% of net assets.

(f)  Less than 0.005% of net assets.

(g)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2023, the total fair market value of these securities was $4,564, representing 0.15% of net assets.

(h)  Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.

(i)  Rate shown is the 7-day effective yield as of November 30, 2023.

(j)  Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (5.59%)
COMMON STOCKS SOLD SHORT - (5.59%)
Forest Products & Paper - (1.85%)
Smurfit Kappa Group PLC	(1,500)	$(56,820)
Oil & Gas - (3.74%)
Chevron Corp.	(410)	(58,876)
Exxon Mobil Corp.	(546)	(56,096)
		(114,972)
TOTAL SECURITIES SOLD SHORT (Proceeds $169,791)		$(171,792)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Crown Castle, Inc.	12/2023	$120.00	$(23,456)	(2)	$(240)
TOTAL WRITTEN OPTIONS (Premiums received $197)					$(240)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	HF Sinclair Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/04/2024	$—	$—	$1,094	USD	75,615	$1,094
Morgan Stanley & Co./ Upon Termination	Exxon Mobil Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/04/2024	—	—	3,416	USD	90,540	3,416
								$4,510	$4,510
Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/04/2024	$—	$—	$(473)	USD	56,106	$(473)

See Notes to Financial Statements.

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AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Kimco Realty Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/04/2024	$—	$—	$(3,025)	USD	137,238	$(3,025)
Morgan Stanley & Co./ Upon Termination	Realty Income Corp.	Received 1 Month- Federal Rate Minus 40bps (4.930%)	10/04/2024	—	—	(5,776)	USD	76,459	(5,776)
								$(9,274)	$(9,274)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	18,940	USD	13,815	Morgan Stanley & Co.	12/15/2023	$144
USD	37,206	CAD	50,310	Morgan Stanley & Co.	12/15/2023	123
DKK	415,300	USD	58,672	Morgan Stanley & Co.	12/15/2023	2,002
EUR	43,410	USD	45,882	Morgan Stanley & Co.	12/15/2023	1,393
GBP	47,900	USD	58,321	Morgan Stanley & Co.	12/15/2023	2,155
NOK	280,500	USD	25,383	Morgan Stanley & Co.	12/15/2023	551
USD	79,722	NOK	855,500	Morgan Stanley & Co.	12/15/2023	628
						$6,996
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	7,740	USD	5,726	Morgan Stanley & Co.	12/15/2023	$(20)
USD	17,023	CAD	23,290	Morgan Stanley & Co.	12/15/2023	(144)
USD	59,968	DKK	415,300	Morgan Stanley & Co.	12/15/2023	(707)
EUR	35,300	USD	38,877	Morgan Stanley & Co.	12/15/2023	(435)
USD	84,672	EUR	78,710	Morgan Stanley & Co.	12/15/2023	(1,044)
USD	98,671	GBP	79,100	Morgan Stanley & Co.	12/15/2023	(1,197)
						$(3,547)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	80.06%
Bermuda	4.64%
Sweden	4.01%
United Kingdom	3.58%
British Virgin Islands	3.15%
Cayman Islands	2.18%
Norway	1.68%
Belgium	1.17%
Canada	1.14%
Germany	1.12%
Liabilities in Excess of Other Assets	(2.73)%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

DKK - Danish krone

EUR - Euro

GBP - British pound

LP - Limited Partnership

Ltd. - Limited

NOK - Norwegian krone

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

USD - United States Dollar

See Notes to Financial Statements.

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AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

The following table summarizes AltShares Event-Driven ETF's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2023:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$2,591,098	$—	$—	$2,591,098
Corporate Bonds**	—	74,473	—	74,473
Convertible Corporate Bonds**	—	22,957	—	22,957
Warrants**	31	—	—	31
Private Investments	—	—	400	400
Rights	—	350	4,164	4,514
Purchased Options	—	—	—	—
Short-Term Investments	465,757	—	—	465,757
TOTAL	$3,056,886	$97,780	$4,564	$3,159,230
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$6,996	$—	$6,996
Equity Swaps	4,510	—	—	4,510
Liabilities
Common Stocks**	(171,792)	—	—	(171,792)
Written Options	(240)	—	—	(240)
Forward Foreign Currency Exchange Contracts	—	(3,547)	—	(3,547)
Equity Swaps	(9,274)	—	—	(9,274)
TOTAL	$(176,796)	$3,449	$—	$(173,347)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2023:

Investments in Securities	Balance as of May 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers out of Level 3	Balance as of November 30, 2023	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2023
Rights	$3,970	$—	$194	$—	$—	$—	$4,164	$194
Private Investments	800	—	(400)	—	—	—	400	(400)
Total	$4,770	$—	$(206)	$—	$—	$—	$4,564	$(206)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2023 (Unaudited)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2023:

Investments in Securities	Fair Value at November 30, 2023	Valuation Technique	Unobservable Input	Range of Values		Weighted Average
Common Stocks	$—
Rights	$4,164	Discounted, probability adjusted value	Discount Rate, Probability	0 - 10	%, 9.43% - 100%	9.7	%, 39.6%
Private Investments	$400	Recovery Value	Proceeds from winding down	$1		$1.0000

See Notes to Financial Statements.

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  Statement of Assets and Liabilities

November 30, 2023 (Unaudited)

	AltShares Merger Arbitrage ETF	AltShares Event-Driven ETF
ASSETS
Investments:
At cost of investments	$64,300,639	$3,276,144
At fair value of investments (Note 2)	65,010,939	3,159,230
Cash	2,284,630	109,232
Cash denominated in foreign currency (Cost $68,598 and $0)	68,220	—
Deposits with brokers for securities sold short (Note 2)	895,274	85,215
Segregated cash for written options and securities sold short (Note 2)	70	765
Receivable for investment securities sold	241,189	180,211
Unrealized appreciation on forward foreign currency exchange contracts (Note 9)	312,365	6,996
Unrealized appreciation on swap contracts	193,751	4,510
Dividends and interest receivable	164,364	8,583
Miscellaneous receivable	—	742
Total Assets	69,170,802	3,555,484
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $675,813 and $169,791)	775,525	171,792
Written options, at value (Note 2) (premiums received $0 and $197)	—	240
Payable for investment securities purchased	279,918	289,689
Unrealized depreciation on forward foreign currency exchange contracts (Note 9)	261,030	3,547
Unrealized depreciation on swap contracts	424,255	9,274
Payable to Adviser (Note 5)	32,499	3,096
Dividends payable on securities sold short	718	—
Payable for swap dividends and interest	104,780	2,450
Total Liabilities	1,878,725	480,088
NET ASSETS	$67,292,077	$3,075,396
NET ASSETS CONSIST OF:
Paid-in capital	$67,688,646	$3,341,934
Distributable earnings (Accumulated loss)	(396,569)	(266,538)
NET ASSETS	$67,292,077	$3,075,396
PRICING OF SHARES:
Net assets	$67,292,077	$3,075,396
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,544,000	309,320
Net asset value per share	$26.45	$9.94

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

  Statement of Operations

For the Six Months Ended November 30, 2023 (Unaudited)

	AltShares Merger Arbitrage ETF	AltShares Event-Driven ETF
INVESTMENT INCOME
Dividend income	$399,683	$19,143
Foreign taxes withheld on dividends	—	(7)
Interest income	160	4,653
Rebates on short sales, net of fees	9,975	2,653
Total Investment Income	409,818	26,442
EXPENSES
Investment advisory fees (Note 5)	265,615	18,447
Dividend expense	3,719	1,897
Total Expenses	269,334	20,344
Fees waived or reimbursed by the Adviser (Note 5)	(70,831)	—
Net Expenses	198,503	20,344
NET INVESTMENT INCOME	211,315	6,098
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	772,414	133,800
Purchased option contracts	—	(26,310)
Swap contracts	(336,563)	(17,888)
Securities sold short	41,773	(6,339)
Written option contracts	33,766	7,639
Forward currency contracts	277,910	2,758
Foreign currency transactions (Note 9)	49,931	(1,068)
Net change in unrealized appreciation (depreciation) on:
Investments	3,613,322	100,255
Securities sold short	(99,712)	(2,408)
Foreign currency transactions (Note 9)	441	12
Purchased option contracts	—	880
Written option contracts	(38,305)	(11,021)
Swap contracts	(256,880)	10,562
Forward currency contracts	36,076	8,310
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	4,094,173	199,182
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,305,488	$205,280

See Notes to Financial Statements.

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  Statement of Changes in Net Assets

	AltShares Merger Arbitrage ETF		AltShares Event-Driven ETF
	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
FROM OPERATIONS
Net investment income	$211,315	$433,727	$6,098	$9,191
Net realized gains (losses) from:
Investments	772,414	(667,447)	133,800	(136,722)
Purchased option contracts	—	—	(26,310)	—
Swap contracts	(336,563)	839,930	(17,888)	20,316
Securities sold short	41,773	109,066	(6,339)	9,498
Written option contracts	33,766	24,493	7,639	2,475
Forward currency contracts	277,910	635,544	2,758	8,186
Foreign currency transactions	49,931	(107,630)	(1,068)	189
Net change in unrealized appreciation (depreciation) on:
Investments	3,613,322	(1,541,552)	100,255	52,704
Securities sold short	(99,712)	—	(2,408)	340
Foreign currency transactions	441	559	12	(1)
Purchased option contracts	—	—	880	(1,012)
Written option contracts	(38,305)	38,305	(11,021)	10,978
Swap contracts	(256,880)	26,376	10,562	(15,326)
Forward currency contracts	36,076	(254,159)	8,310	(3,536)
Net increase (decrease) in net assets resulting from operations	4,305,488	(462,788)	205,280	(42,720)
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	—	(3,812,281)	—	(75,270)
Decrease in net assets from distributions to shareholders	—	(3,812,281)	—	(75,270)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 8):
Proceeds from shares sold	23,736,882	59,642,538	98,286	285,997
Payments for shares redeemed	(19,995,713)	(74,338,348)	—	(185,468)
Net increase (decrease) in net assets from capital share transactions	3,741,169	(14,695,810)	98,286	100,529
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,046,657	(18,970,879)	303,566	(17,461)
NET ASSETS
Beginning of period	59,245,420	78,216,299	2,771,830	2,789,291
End of period	$67,292,077	$59,245,420	$3,075,396	$2,771,830

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

AltShares Merger Arbitrage ETF  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2023		Year Ended May 31,				Period Ended
	(Unaudited)		2023	2022		2021	May 31, 2020(a)
Net asset value, beginning of period	$24.85		$26.12	$25.81		$24.47	$25.00
Income (loss) from investment operations
Net investment income (loss)(b)	0.08		0.15	(0.01)		(0.04)	(0.01)
Net realized and unrealized gains (losses) on investments and foreign currencies	1.52		(0.34)	0.32		2.11	(0.52)
Total from investment operations	1.60		(0.19)	0.31		2.07	(0.53)
Less distributions
From net investment income	—		(1.08)	—		—	—
From net realized gains	—		—	—		(0.73)	—
Total distributions	—		(1.08)	—		(0.73)	—
Net asset value, end of period	$26.45		$24.85	$26.12		$25.81	$24.47
Total return(c)	6.44	%(d)	(0.88)%	1.20%		8.55%	(2.12	)%(d)
Net assets, end of period (in 000s)	$67,292		$59,245	$78,216		$6,555	$3,769
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)(g)	0.76	%(e)	0.76%	0.76%		0.86%	0.75	%(e)
Net expenses after advisory fees waived, recoupment and expenses reimbursed(f)(g)(h)	0.56	%(e)	0.56%	0.60	%(i)	0.86%	0.75%
Net investment income (loss)	0.60	%(e)	0.56%	(0.02)%		(0.14)%	(0.49	)%(e)
Portfolio turnover rate	281	%(d)	449%	414%		594%	22	%(d)

(a)  Commenced operations on May 7, 2020.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e)  Annualized.

(f)  Dividend expense totaled 0.01% (annualized), 0.01%, 0.01%, 0.03% and 0.00% of average net assets for the six months ended November 30, 2023, the years ended May 31, 2023, 2022, 2021 and the period ended May 31, 2020, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.00%, 0.08% and 0.00% of average net assets for the six months ended November 30, 2023, the years ended May 31, 2023, 2022, 2021 and the period ended May 31, 2020, respectively.

(g)  See Note 5 for a discussion of waiver details.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 0.55% (annualized), 0.55%, 0.59%, 0.75% and 0.75% of average net assets for the six months ended November 30, 2023, the years ended May 31, 2023, 2022, 2021 and the period ended May 31, 2020, respectively.

(i)  Reflects the Adviser's contractual advisory fee limit.

See Notes to Financial Statements.

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AltShares Event-Driven ETF  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2023		Year Ended May 31,
	(Unaudited)		2023	2022(a)	2021(a)		2020(a)		2019(a)
Net asset value, beginning of period	$9.26		$9.64	$13.27	$10.45		$9.88		$10.12
Income (loss) from investment operations
Net investment income (loss)(b)	0.02		0.03	(0.02)	(0.22)		0.30		0.01
Net realized and unrealized gains (losses) on investments and foreign currencies	0.66		(0.18)	(1.20)	4.32		0.47		(0.05)
Total from investment operations	0.68		(0.15)	(1.22)	4.10		0.77		(0.04)
Less distributions
From net investment income	—		(0.01)	—	(0.45)		(0.06)		—
From net realized gains	—		(0.22)	(2.41)	(0.83)		(0.14)		(0.20)
Total distributions	—		(0.23)	(2.41)	(1.28)		(0.20)		(0.20)
Net asset value, end of period	$9.94		$9.26	$9.64	$13.27		$10.45		$9.88
Total return(c)	7.34	%(e)	(1.47)%	(10.57)%	40.98	%(d)	7.84	%(d)	(0.29	)%(d)
Net assets, end of period (in 000s)	$3,075		$2,772	$2,789	$3,699		$1,909		$2,344
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.38	%(g)	1.28%	3.20%	6.88%		12.53%		11.44%
Net expenses after advisory fees waived, recoupment and expenses reimbursed(f)(h)	1.38	%(g)	1.28%	1.52%	2.30%		1.66%		2.18%
Net investment income (loss)	0.41	%(g)	0.31%	(0.20)%	(1.79)%		2.97%		0.12%
Portfolio turnover rate	279	%(e)	400%	231%	329%		577%		528%

(a)  The Fund has adopted the performance history and assumed the financial information of its Predecessor Mutual Fund, the Water Island Long/Short Fund – Class I. The financial information shown is for the Predecessor Mutual Fund for the periods prior to September 20, 2021, the inception date of the Fund. (Note 1)

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Dividend expense totaled 0.13% (annualized), 0.03%, 0.17%, 0.09%, 0.21% and 0.74% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.11%, 0.77%, 0.01% and 0.00% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

(g)  Annualized.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.25% (annualized), 1.25%, 1.24%, 1.44%, 1.44% and 1.44% of average net assets for the six months ended November 30, 2023 and the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2023

AltShares Trust ETF Funds  Notes to Financial Statements

November 30, 2023

1. ORGANIZATION

The AltShares Trust (the "Trust") is a Delaware statutory trust which was organized on June 6, 2019 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The two series presently authorized are the AltShares Merger Arbitrage ETF (the "Merger Arbitrage ETF") and the AltShares Event-Driven ETF (the "Event-Driven ETF"), each a "Fund" and collectively the "Funds." The Merger Arbitrage ETF commenced operations on May 7, 2020. The investment objective of the Merger Arbitrage ETF is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of its underlying index, the Water Island Merger Arbitrage USD Hedged Index (the "Underlying Index"). The Event-Driven ETF commenced operations on September 20, 2021. The investment objective of the Event-Driven ETF is to seek to achieve capital appreciation over a full market cycle with lower volatility than the broad equity market. The Event-Driven ETF is the successor fund to the Water Island Long/Short Fund (the "Predecessor Mutual Fund") an open-end mutual fund (incepted December 31, 2014) that was a series of The Arbitrage Funds, a registered investment company advised by Water Island Capital, LLC. Effective as of the close of business on September 17, 2021, the Event-Driven ETF acquired the assets and assumed the liabilities, obligations, and the performance, financial, and other historical information of the Predecessor Mutual Fund. Historical information presented for the Event-Driven ETF for periods prior to September 20, 2021 is based on Class I of the Predecessor Mutual Fund. Water Island Capital, LLC acts as the Funds' investment adviser (the "Adviser"). The Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds' objectives, policies, and restrictions, subject to the authority of and supervision by the Trust's Board of Trustees (the "Board"). The Adviser continuously reviews, supervises, and administers the Funds' investment programs. The Funds, together with the series of The Arbitrage Funds, an open-end management investment company also advised by the Adviser, are part of a family of investment companies referred to as the Water Island Capital-Advised Funds.

Each Fund is a non-diversified exchange-traded fund ("ETF"). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The Merger Arbitrage ETF is passively managed and the Event-Driven ETF is actively managed. Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "NYSE"). Market price for the shares may be different from the net asset value ("NAV"). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 10,000 shares, called "Creation Units." Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Funds' distributor. Most retail investors do not qualify as Authorized Participants to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load and no deferred sales charge. A purchase (i.e., creation) or redemption transaction fee is imposed for the transfer

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2023

and other transaction costs associated with the purchase or redemption of Creation Units. The standard fixed creation transaction fee for each Fund is $250. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with such cash transactions. Variable fees received by the Funds are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP required management to make estimates and assumptions that affected the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds' portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern standard time). Common stocks, mutual funds and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Redeemable securities issued by open-end investment companies are valued at the investment company's respective net asset value, with the exception of exchange-traded open-end investment companies, which are priced as common stocks. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security's primary exchange and the time the Funds calculate the NAV, the Funds may fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date will be valued at last bid if held long, and last ask if held short. All other equity securities for which over-the-counter (OTC) market quotations are readily available generally are valued at the mean of the current bid and asked prices. Exchange traded options are priced at the last traded price on the exchange in which they are traded. If a sales price is unavailable, then an exchange traded option would be priced at its bid price if held long or at its ask price if sold short. When there is no bid price available, options will typically be valued at zero. When there is no bid price available, put and call options will typically be valued at zero. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Debt securities are normally priced based upon an evaluated bid provided by independent, third-party pricing agents, if available. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Bank loans are valued at the mean of the current bid and ask prices. Unlisted securities for which

Semi-Annual Report | November 30, 2023

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2023

market quotations are readily available are valued at the latest quoted bid price. Single name swap agreements are valued based on the underlying terms of the agreement. Other swap agreements (such as baskets of securities) are valued daily based on the terms of the swap agreement as provided by an independent third party or the counterparty. If a third-party valuation is not available, these other swap agreements are valued based on the valuation provided by the counterparty.

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Adviser, whom the Board designated as each Fund's valuation designee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security's primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period November 30, 2023, there were no significant changes to the Funds' fair value methodologies. Transfers for Level 3 securities, if any, are shown as part of the leveling table in the Funds' Portfolio of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2023

particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for investment or hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. As collateral for their short positions, the Funds maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short and is shown on the Statement of Operations.

Collateral — The Funds maintain a margin account with a broker that is used to hold proceeds received from short sales as well as daily mark-to-market adjustments. The balance is shown in the Statement of Assets and Liabilities as 'Deposits with brokers for securities sold short'. Further, short sales, swap, and forward contracts require the Funds to maintain additional collateral with the broker/counterparty and to pledge assets or cash which is held in a segregated tri-party account. Securities pledged as collateral are designated in the Schedule of Investments and cash collateral as 'Segregated cash for collateral' in the Statement of Assets and Liabilities.

Derivative Instruments and Hedging Activities – The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds' investment objectives not only permit the Funds to purchase investment securities, but they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of its exposure to various foreign currencies.

Risk of Investing in Derivatives — In pursuit of their investment objectives, the Funds may use derivatives which may increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent the Funds invest in

Semi-Annual Report | November 30, 2023

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2023

securities of small and medium capitalization companies, they may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

The Funds' use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds' performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market or otherwise close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Tracking Error Risk — As a passively managed Fund, the Merger Arbitrage ETF seeks to track the performance of its respective Underlying Index, although it may not be successful in doing so. The divergence between the performance of the Fund and the Underlying Index, positive or negative, is called "tracking error." Tracking error can be caused by many factors and it may be significant.

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2023

Shares of the Funds May Trade at Prices Other Than NAV — Shares of the Funds may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Funds will approximate the Funds' NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the Funds in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of Fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

Please refer to each Fund's prospectus for a more complete description of the principal risks of investing in the Funds.

Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds' foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds' securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Foreign currency exchange contracts held by the Funds at November 30, 2023 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2023, the Funds entered into foreign currency exchange contracts to hedge currency risk.

Warrants/Rights — The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights to adjust risk and return of their overall investment positions. Risks associated with the use of warrants and rights arise from the potential inability to enter into trading transactions because of an illiquid secondary market and from unexpected movements in security values. Warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than other types of derivatives. In addition, the terms of warrants or rights may limit the Funds' ability to exercise the warrants or rights at such times and in such quantities as the Funds would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Warrants and rights held by the Funds at November 30, 2023 are disclosed in the Portfolio of Investments.

Swaps — The Funds may enter into interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Funds than if the Funds had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange ("centrally cleared swaps") or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged

Semi-Annual Report | November 30, 2023

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2023

or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Funds' counterparty on the swap agreement becomes the CCP.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to the Funds' portfolio because, in addition to its total net assets, the Funds would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually an identified reference rate such as the SOFR (Secured Overnight Financing Rate) or the Federal Funds Rate, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to the Funds thereunder. Swap agreements also entail the risk that the Funds will not be able to meet their obligation to the counterparty. Generally, the Funds will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Funds receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Funds' current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Funds' current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Funds). Any net amount accrued but not yet paid to the Funds by the counterparty under a swap agreement (i.e., the Funds' current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract.

Whether the Funds' use of swap agreements will be successful in furthering their investment objectives will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, the Funds that have entered into centrally cleared swaps are subject to the risk of the failure of the CCP. The Funds will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines) or that are

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2023

centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit the Funds' ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect the Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") govern over-the-counter financial derivative transactions entered into by the Funds and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at November 30, 2023 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2023, the Funds entered into swap agreements to invest outside the U.S. more efficiently and to hedge positions within the U.S.

Fair Value and Activity of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty on the Statement of Assets and Liabilities. The fair value of derivative instruments for the Funds as of November 30, 2023, was as follows:

Merger Arbitrage ETF

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$312,365	Unrealized depreciation on forward foreign currency exchange contracts	$261,030
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	193,751	Unrealized depreciation on swap contracts	424,255
		$506,116		$685,285

Semi-Annual Report | November 30, 2023

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2023

Event-Driven ETF

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$6,996	Unrealized depreciation on forward foreign currency exchange contracts	$3,547
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	4,510	Unrealized depreciation on swap contracts	9,274
Equity Contracts (written option contracts)		—	Written options, at value	240
		$11,506		$13,061

The effect of derivative instruments on the Funds' Statement of Operations for the six months ended November 30, 2023, was as follows:

Merger Arbitrage ETF

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$277,910	$36,076
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(336,563)	(256,880)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	33,766	(38,305)
		$(24,887)	$(259,109)

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2023

Event-Driven ETF

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$2,758	$8,310
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(17,888)	10,562
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(26,310)	880
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	7,639	(11,021)
		$(33,801)	$8,731

Volume of derivative instruments held by the Funds during the six months ended November 30, 2023, was as follows:

Merger Arbitrage ETF

Derivative Type	Unit of Measurement	Monthly Average
Swap Contracts	Notional Quantity	$20,298,759
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(11,756,859)
Written Option Contracts	Contracts	(163)

Event-Driven ETF

Derivative Type	Unit of Measurement	Monthly Average
Swap Contracts	Notional Quantity	$359,263
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(222,509)
Purchased Option Contracts	Contracts	24
Written Option Contracts	Contracts	(27)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain

Semi-Annual Report | November 30, 2023

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2023

enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The Funds held financial instruments such as equity swaps that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2023. All other derivative contracts held by the Funds were not subject to netting agreements.

The following tables present financial instruments held by the Funds that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2023:

Merger Arbitrage ETF

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$193,751	$(193,751)	$—	$—	$—	$—
Total	$193,751	$(193,751)	$—	$—	$—	$—
	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$424,255	$(193,751)	$230,504	$(230,504)	$—	$—
Total	$424,255	$(193,751)	$230,504	$(230,504)	$—	$—

Event-Driven ETF

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$4,510	$(4,510)	$—	$—	$—	$—
Total	$4,510	$(4,510)	$—	$—	$—	$—

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2023

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$9,274	$(4,510)	$4,764	$(4,764)	$—	$—
Total	$9,274	$(4,510)	$4,764	$(4,764)	$—	$—

Investment Income — Interest income, adjusted for amortization of premium and accretion of discount, if any, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings. Distributions from real estate investment trusts ("REITs") may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes when information is not available.

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Funds. Dividends arising from net investment income, if any, are declared daily and paid monthly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders.

Cash — The Funds may invest a portion of their assets in cash or cash items. These cash items and other high-quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers' acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments. As of November 30, 2023, cash held by the Funds represented cash held at a third-party custodian.

Federal Income Tax — It is the Funds' policy to continue to comply with the special provisions of Subchapter M of the Code, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the six months ended November 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and, if applicable, penalties for any uncertain tax positions. Interest and penalty expense will be recorded as a component of interest or other tax expense. No interest or penalties were recorded during the six months ended November 30, 2023. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2023, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities,

Semi-Annual Report | November 30, 2023

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2023

equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Merger Arbitrage ETF	Event-Driven ETF
Purchases	$184,526,184	$7,818,125
Sales and Maturities	178,389,222	7,950,938

4. IN-KIND TRANSACTIONS

The consideration for the purchase of Creation Units of the Funds often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities held in each Fund's investment portfolio and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the Funds that will offset the transaction costs to the Funds of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the Funds. From time to time, the Adviser may cover the cost of any transaction fees when believed to be in the best interests of the Funds.

The in-kind transaction activity for the period ended November 30, 2023 was $20,330,344 and $81,193 of in-kind purchases of securities and $18,870,988 and $0 of in-kind sales of securities for the Merger Arbitrage ETF and Event-Driven ETF, respectively.

5. ADVISORY FEES

Investment Advisory Agreement

The Funds' investments are managed by the Adviser according to the terms of Investment Advisory Agreement. Under the Investment Advisory Agreement between the Adviser and the Funds, each Fund pays the Adviser an annual advisory fee based on its average daily net assets for the services and facilities the Adviser provides, payable at the annual rates set forth below:

Fund	Advisory Fee
Merger Arbitrage ETF	0.75%
Event-Driven ETF	1.25%

Under a prior Investment Advisory Fee Waiver Agreement between the Adviser and the Merger Arbitrage ETF, the Adviser had contractually agreed until September 30, 2022 to limit its annual advisory fee to 0.55% of the Merger Arbitrage ETF's average daily net assets in order to limit the Fund's total annual fund operating expenses. This agreement remained in effect until its expiration on September 30, 2022.

The Adviser agrees to pay all expenses of the Trust, except for the (i) the compensation payable to the Adviser under the Investment Advisory Agreement, (ii) payments under a Fund's Rule 12b-1 plan, if applicable, (iii) brokerage and similar portfolio management expenses, (iv) acquired fund fees and expenses, (v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), (viii) any securities-lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be party and indemnification of the trustees and officers with respect thereto).

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2023

The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses of the Merger Arbitrage ETF in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. Effective September 30, 2022, the Adviser has voluntarily agreed to reduce the advisory fee for the Merger Arbitrage ETF to 0.55% of the Fund's average daily net assets when the Fund's assets are under $100 million, and to reduce the advisory fee to 0.65% of the Fund's average daily net assets when the Fund's assets are $100 million or more but less than $200 million. No waiver will apply once the Fund's net assets reach $200 million. This voluntary arrangement may be eliminated by the Adviser at any time.

The Advisory Agreement provides that it may be terminated at any time, without the payment of any penalty by the Board of Trustees or by a majority of the outstanding Shares on 60 days' written notice to the Adviser, and by the Adviser upon 60 days' written notice to the Funds. The Advisory Agreement automatically terminates if it is assigned.

6. ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR

State Street Bank and Trust Company ("State Street") serves as Administrator for the Trust pursuant to an administration agreement ("Administration Agreement"). Under the Administration Agreement, State Street is responsible for certain administrative services associated with day-to-day operations of each Fund. State Street also serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement"). As Custodian, State Street holds the Funds' assets and, as Fund Accounting Agent, calculates the net asset value of the Funds. State Street acts as a transfer agent for the Funds' authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly to State Street by the Adviser.

Foreside Financial Services, LLC (the "Distributor") serves as the Funds' distributor pursuant to a distribution agreement. The Adviser has agreed to compensate the Distributor to the extent that the Funds are not authorized to so compensate the Distributor.

7. RELATED PARTIES

As of November 30, 2023, the officers of the Trust were also employees of the Adviser.

8. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2023 (Unaudited)		Year Ended May 31, 2023
Merger Arbitrage ETF	Shares	Value	Shares	Value
Proceeds from shares sold	920,000	$23,736,882	2,270,000	$59,642,538
Payments for shares redeemed	(760,000)	(19,995,713)	(2,880,000)	(74,338,348)
Net increase/(decrease)	160,000	$3,741,169	(610,000)	$(14,695,810)

Semi-Annual Report | November 30, 2023

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2023

	Six Months Ended November 30, 2023 (Unaudited)		Year Ended May 31, 2023
Event-Driven ETF	Shares	Value	Shares	Value
Proceeds from shares sold	10,000	$98,286	30,000	$285,997
Payments for shares redeemed	—	—	(20,000)	(185,468)
Net increase	10,000	$98,286	10,000	$100,529

9. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

10. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is each Fund's intention to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2023

Permanent differences between the Funds' financial statements and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, short sale related dividend expense, investments in passive foreign investment companies, investments in swaps, ordinary loss netting to reduce short-term capital gains, convertible bonds, corporate actions, non-deductible excise tax activity and partnership basis adjustments. These have no effect on the Funds' net assets or net asset value per share.

Fund	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Merger Arbitrage ETF	$(421,851)	$421,851
Event-Driven ETF	2,830	(2,830)

The tax character of dividends and distributions declared and paid during the years ended May 31, 2023 and May 31, 2022 was as follows:

Fund	Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
Merger Arbitrage ETF	5/31/2023	$3,812,281	$—	$3,812,281
	5/31/2022	—	—	—
Event-Driven ETF	5/31/2023	$75,270	$—	$75,270
	5/31/2022	632,709	12,100	644,809

*  The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

As of May 31, 2023, the components of distributable earnings on a tax basis were as follows:

	Merger Arbitrage ETF	Event-Driven ETF
Undistributed ordinary income	$—	$—
Accumulated capital gains/losses	—	—
Unrealized appreciation/(depreciation)	(3,575,426)	(397,171)
Capital loss carryover and late year ordinary loss deferrals	(1,126,631)	(74,647)
Total distributable earnings (accumulated loss)	$(4,702,057)	$(471,818)

As of November 30, 2023, the cost and aggregate gross unrealized appreciation/(depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation (Depreciation)	Aggregate Cost of Investments for Income Tax Purposes
Merger Arbitrage ETF	$1,706,178	$(1,274,759)	$431,419	$63,624,826
Event-Driven ETF	79,777	(200,050)	(120,273)	3,106,156

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Funds are attributable to wash sales, straddle loss deferrals, passive foreign investment companies and forward contracts mark to market.

Semi-Annual Report | November 30, 2023

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2023

Capital Losses — As of May 31, 2023, the Merger Arbitrage ETF and the Event-Driven ETF had no short term nor long term capital loss carryforward which may have reduced the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

The Merger Arbitrage ETF utilized $321,317 of capital loss carryforwards during the year ended May 31, 2023.

Late Year Losses

The Merger Arbitrage ETF elected to defer to the period ending May 31, 2023 losses in the amount of $1,126,631. The Event-Driven ETF elected to defer to the period ending May 31, 2023 losses in the amount of $4,515.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of May 31, 2023, Event-Driven ETF has elected to defer current year post-October losses of $70,132.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized subsequent events relevant for financial statement disclosure.

www.altsharesetfs.com | 1-855-955-1607

AltShares Trust ETF Funds  Disclosure of Fund Expenses

November 30, 2023 (Unaudited)

As a shareholder of a fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including advisory fees. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's cost in two ways:

Actual Fund Return. The section helps you to estimate the actual expenses after fee waivers, if any, that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes – NOT your Fund's actual return – the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Report | November 30, 2023

AltShares Trust ETF Funds  Disclosure of Fund Expenses (continued)

November 30, 2023 (Unaudited)

	Beginning Account Value 06/01/2023	Ending Account Value 11/30/2023	Expense Ratio(a)		Expenses Paid During Period(b)
AltShares Merger Arbitrage ETF
Actual	$1,000.00	$1,064.40	0.56	%(c)	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	0.56	%(c)	$2.83

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses are equal to the Fund's annualized ratio multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (183) divided by 366.

(c)  The Adviser agrees to pay all expenses of the Trust, except for the (i) the compensation payable to the Adviser under the Investment Advisory Agreement, (ii) payments under the Fund's Rule 12b-1 plan, if applicable, (iii) brokerage and similar portfolio management expenses, (iv) acquired fund fees and expenses, (v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), (viii) any securities-lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

	Beginning Account Value 06/01/2023	Ending Account Value 11/30/2023	Expense Ratio(a)		Expenses Paid During Period(b)
AltShares Event-Driven ETF
Actual	$1,000.00	$1,073.40	1.38	%(c)	$7.15
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	1.38	%(c)	$6.96

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses are equal to the Fund's annualized ratio multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (183) divided by 366.

(c)  The Adviser agrees to pay all expenses of the Trust, except for the (i) the compensation payable to the Adviser under the Investment Advisory Agreement, (ii) payments under the Fund's Rule 12b-1 plan, if applicable, (iii) brokerage and similar portfolio management expenses, (iv) acquired fund fees and expenses, (v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), (viii) any securities-lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

www.altsharesetfs.com | 1-855-955-1607

AltShares Trust ETF Funds  Additional Information

November 30, 2023 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-955-1607 or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling 1-855-955-1607 or on the SEC 's website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file a complete listing of their portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-PORT. The filings are available on the Funds' website at www.altsharesetfs.com/resources or upon request by calling 1-855-955-1607. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov.

Semi-Annual Report | November 30, 2023

AltShares Trust

AltShares Merger Arbitrage ETF

AltShares Event-Driven ETF

1 855-955-1607

www.altsharesetfs.com

Adviser

Water Island Capital, LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Transfer Agent

State Street Bank and

Trust Company

One Congress Building,

One Congress Street, Suite 1

Boston, MA 02114-2016

Custodian

State Street Bank and

Trust Company

One Congress Building,

One Congress Street, Suite 1

Boston, MA 02114-2016

This material must be preceded or accompanied by a prospectus. Please read it carefully before investing.

(b)           Not applicable.

Item 2.    Code of Ethics.

Not applicable to semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within the most recent fiscal half-year of the filing date and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.  Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTSHARES TRUST

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	January 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	January 29, 2024

By:	/s/ Jonathon Hickey
Jonathon Hickey
Chief Financial Officer (Principal Financial Officer)

Date:	January 29, 2024